Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Depreciation is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

Buildings and greenhouses	20 - 40 years
Production and warehouse equipment	3 - 30 years
Leasehold improvements	3 - 20 years
Computer equipment	3 - 5 years
Office and lab equipment	3 - 10 years

Schedule of Useful Lives of Finite-Lived Intangible Assets

Finite-lived intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the following terms:

Health Canada licenses	Useful life of facility or lease term
Licensed brands	5 - 8 years
Distribution channel	5 years
Operating licenses	4 years
Intellectual property	15 years
Software and domain names	3 - 5 years